Financial instruments - Schedule of Derivative Component (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Maturity date	July 31, 2027	July 31, 2027
Risk-free rate	3.74%	4.39%
Share price (CAD per share)	2.92	0.86
Expected volatility	59.40%	57.10%
Convertible Facility, Derivative Component
Disclosure of detailed information about borrowings [line items]
Annual interest rate	9.25%	9.25%
Conversion price (CAD per share)	$ 1.22	$ 1.22
Conversion price cap (CAD per share)	1.83	1.83
Converting outstanding principal to common shares (in percentage)	50.00%
Remaining shares at market close (in percentage)	50.00%
Conversion price consecutive trading days	30 days